UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08283

Morgan Stanley Multi-Asset Class Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	September 30, 2007

Date of reporting period:	June 30, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi-Asset Class Fund

Portfolio of Investments June 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (93.7%)
	Investment Trusts/Mutual Funds
52,666	Morgan Stanley Developing Growth Securities Trust*	$1,775,906
349,997	Morgan Stanley Financial Services Trust	4,521,959
53,942	Morgan Stanley Focus Growth Fund	1,709,431
284,142	Morgan Stanley Health Sciences Trust	5,094,661
169,229	Morgan Stanley Japan Fund*	1,687,213
368,543	Morgan Stanley Limited Duration Fund	3,309,516
229,589	Morgan Stanley Natural Resource Development Securities Inc.	5,939,479
95,040	Morgan Stanley Real Estate Fund	1,518,743
85,489	Morgan Stanley Special Value Fund	1,742,266
369,775	Morgan Stanley U. S. Government Securities Trust	3,279,902

	Total Common Stocks (Cost $29,226,440)	30,579,076

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (a) (5.6%)
	Investment Company
$1,830	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,830,461)		1,830,461

	Total Investments (Cost $31,056,901) (b)	99.3%	32,409,537

	Other Assets in Excess Liabilities	0.7	234,112

	Net Assets	100.0%	$32,643,649

*                                         Non-income producing security.

(a)                               The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $1,344 for the period ended July 31, 2007.

(b)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $1,436,204 and the aggregate gross unrealized depreciation is $83,568, resulting in net unrealized appreciation of $1,352,636.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi-Asset Class Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

August 9, 2007

/s/ Francis Smith

Francis Smith

Principal Financial Officer

August 9, 2007